Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Shares (Details) - shares		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Shares [Line Items]
Total		4,192,065	20,881	20,881	20,881
Streeterville March 2026 Convertible Note and accrued interest [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Total	[1]	171,184
Warrants issued with Streeterville March 2026 Convertible Note [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Total	[2]	250,000
Warrants issued to Streeterville under the Securities Purchase Agreement [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Total	[3]	1,250,000
Series A Preferred Stock [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Total	[4]	2,500,000
Stock options
Schedule of Potentially Dilutive Shares [Line Items]
Total		20,881	20,881

[1]	Reflects a conversion price of $6.80.
[2]	Each warrant is exercisable into one share of common stock at a price per share of $6.80 (see Note 10).
[3]	Each warrant is exercisable into one share of common stock at a price per share of $8.00 (see Note 10).
[4]	Each Series A Preferred Stock is exercisable into one share of common stock at a conversion price per share of $8.00, subject to certain adjustments set forth in the Certificate of Designation (as defined below). See Note 8 for more information.